Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Fair Value Measurements [Abstract]
Schedule liabilities measured at fair value on a recurring basis
Description	June 30, 2015	Level 1	Level 2	Level 3
Warrant Liability	$-	$-	$-	$

	December 31,
Description	2014	Level 1	Level 2	Level 3
Warrant Liability	$19,792	$-	$-	$19,792

Schedule of liabilities measured using fair significant unobservable inputs (Level 3)
Balance at January 1, 2015	$19,792

Change in fair value to June 11, 2015	485

Extinguishment of liability June 11, 2015	(20,277)
Balance at June 30, 2015	$-

Balance at January 1, 2014	$-
Issuance of Series A Warrants and Placement Agent Warrants as part of Offering Units on January 2,	2,103,195
January 31, February 24, February 28 and March 31, April 25, 2014
Change in fair value during period	252,633
Reclassification to equity from waiver of anti-dilution on May 15, 2014	(2,336,036)
Balance at December 31, 2014	$19,792

Schedule of fair value assumptions used in calculation of the Monte Carlo Simulation model

	Six months ended June 30,
	2015	2014
Risk-free interest rates	0.56-.73%	0.68-0.93%
Expected life	1.65 years	3 years
Expected dividends	0%	0%
Expected volatility	90-93%	71-83%
Vycor Common Stock fair value	$1.59 -1.84	$1.88 -2.39

	Year ended December 31,
	2014	2013
Risk-free interest rates	0.58-0.93%	-
Expected life	2.09 – 3.00 years	-
Expected dividends	0%	-
Expected volatility	71-97%	-
Vycor Common Stock fair value	$1.79-$2.70	-